Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of inventories

	At 31 December
(in USD million)	2025	2024

Crude oil	2,028	2,696
Petroleum products	367	482
Natural gas	60	50
Commodity inventories at the lower of cost and net realisable value	2,454	3,227

Natural gas held for trading purposes measured at fair value	230	391
Spare parts and operational materials	624	402
Other	21	11

Total inventories	3,330	4,031

Inventories held for trading purposes consist mainly of natural gas storages held by Danske Commodities.